[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


September 29, 2010


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re:  Insured Municipals Income Trust and Investors' Quality
          Tax-Exempt Trust, Multi-Series 255

          File No. 33-58959  CIK #896913

Ladies and Gentlemen:

     In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on September 24, 2010.


Very truly yours,

/s/ John F. Tierney

John F. Tierney
Vice President,
Van Kampen Funds Inc.